SIGNIFICANT CUSTOMERS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [abstract]
Sales royalty	5.00%
Revenue from manway securement systems	$ 0	$ 237,650	$ 11,000